PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Subtotal	$ 3,695,710	$ 5,076,470
Construction in progress	9,118,725	8,759,038
Less: accumulated depreciation	(1,628,422)	(2,166,901)
Property, plant and equipment, net	11,186,013	11,668,607
Buildings
Property, Plant and Equipment [Line Items]
Subtotal	122,103	130,624
Machinery equipment
Property, Plant and Equipment [Line Items]
Subtotal	3,419,519	4,785,361
Transportation equipment
Property, Plant and Equipment [Line Items]
Subtotal	64,633	69,144
Office equipment
Property, Plant and Equipment [Line Items]
Subtotal	$ 89,455	$ 91,341